Fair Value Measurements (Details) - Schedule of Fair Value of Liabilities - Warrants [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 281	$ 2	$ 200	$ 3	$ 3
Issuance		111		111	111	1,020
Change in fair value	64	(2)	145	(3)	86	(1,017)
Fair value at the end of the period	$ 345	$ 111	$ 345	$ 111	$ 200	$ 3